Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Entity Registrant Name	TECH DATA CORP
Security Exchange Name	CHX
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0000790703
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Incorporation State Country Code	FL
Entity File Number	0-14625
Entity Tax Identification Number	59-1578329
Entity Address, Address Line One	5350 Tech Data Drive
Entity Address, City or Town	Clearwater
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	539-7429
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.0015 per share
Trading Symbol	TECD
Entity Emerging Growth Company	false